Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of break-down of inventories is presented
The break-down of inventories is presented in the table below:

€ thousand	December 31, 2021	December 31, 2020
Raw materials and supplies	6,665	4,061
Work in progress	1,183	1,169
Finished goods	551	0
Total	8,399	5,230

Summary of write-downs of inventory	During the year ended December 31, 2021 the Company recognized the following write-downs of inventory:

	For the years ended
€ thousand	December 31, 2021	December 31, 2020	December 31, 2019
Write downs of raw material and supplies	2,039	0	0
Write downs of work in progress	397	120	0
Write downs of finished goods	65	0	0
Total	2,501	120	0